General	12 Months Ended
Dec. 31, 2013
General [Abstract]
General
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a high-capacity wireless hauling specialist.  It provides wireless hauling solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as Internet browsing, social networking applications, image sharing, music and video applications.  Its wireless backhaul solutions use microwave technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network.  The Company also provides fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication between LTE/LTE-Advanced base stations and remote radio heads.

The Company's solutions support all wireless access technologies, including LTE-Advanced, LTE, HSPA, EV-DO, CDMA, W-CDMA and GSM. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has forty one wholly-owned subsidiaries worldwide. The subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see Note 16.

b.	Acquisitions:

On January 19, 2011 ("acquisition date"), the Company completed the purchase of all the share capital of Nera Networks AS (now called Ceragon Networks AS) and its subsidiaries (the "Nera") from Eltek ASA, pursuant to a Share Purchase Agreement dated January 19, 2011 (the "SPA"). At the time of the acquisition, Nera was a privately-owned Norwegian company, headquartered in Bergen, Norway, a leading manufacturer of microwave radio systems and a leading expert in long distance microwave links. The acquisition of Nera expanded the Company's position as part of its overall strategy to become a premier microwave backhaul specialist at a crucial juncture for the industry. The consideration for all of the shares of Nera was $ 57,175, which was funded through a combination of cash on hand and $ 35,000 of bank debt (for more information see note 10). An amount of $ 10,000 out of the consideration was deposited in escrow for 18 months from the date of the sale of Nera's shares. January 19, 2011 was considered to be the acquisition date, as control was obtained, assets were received and liabilities assumed. Eltek ASA undertook not to compete with the Company for a period of five years. In April 2014 the Company signed a settlement agreement with Eltek ASA (for more information see note 20a.).

In connection with the SPA and on the same day, Nera entered into: (i) a Trademark Purchase Agreement with Nera Telecommunications Ltd. ("Neratel"), a subsidiary of  Eltek ASA, under which it sold to NeraTel certain trade names and domain names of Nera, while retaining a right to use the name "Nera" for the first two years, and Neratel undertook a three year period non-compete; and (ii) a non-exclusive OEM Agreement with a subsidiary of Neratel, under which such subsidiary shall purchase products from Nera for their resale under its private label, in the region of the Middle East, North Africa and Asia-Pacific and provide certain sub-contract services to customers of Nera in the Middle East.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Nera. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The results of the Nera operations have been included in the consolidated financial statements since January 19, 2011.

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Current assets *)	$172,334
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill **)	13,658

Total assets acquired	225,323

Current liabilities	(113,013)
Long-term liabilities	(55,135)

Total liabilities assumed	(168,148)

Net assets acquired	$57,175

*)	Current assets include step-up related to inventory and deferred revenue in total aggregate amount of $ 4,185 and $ 16,226, respectively.

**)	See also Note 8.

Intangible assets:

In performing the purchase price allocation, the Company management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Nera's products. The fair value of intangible assets was determined based on an appraisal performed by management with the assistance of independent appraisers, and was based on an income approach.

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	Fair value	Useful life *)	Amortization method

Customer relationships	$8,300	7 years	Acceleration
Technology	8,600	7 years	Straight-line
Trade names	800	2 years	Straight-line

Total intangible assets	$17,700

  *)          Weighted average amortization period of 6.8 years.

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the year ended December 31, 2011 assuming that the acquisitions of Nera occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods. The Pro forma revenues were $ 449,094 and the net loss was $ 44,796 for the year ended on December 31, 2011.

Acquisition costs include investment banking fees, legal and accounting fees and other external costs directly related to the acquisition for the year ended December 31, 2011 amounted to $ 4,919, and was included in operating expenses, as acquisition related cost.

During the first quarter of 2012, the Company approved a plan to restructure certain operations of the Company to eliminate redundant costs resulting from the acquisition and improve efficiencies in operations. The restructuring charges recorded were based on restructuring plan that have been committed to by the Company management. The total estimated restructuring costs in 2011 associated with exiting activities of the Company were $ 7,834, consisting primarily from employee severance and recorded in operating expenses, as a restructuring cost. As of December 31, 2013, there was no remaining liability for the restructuring plan.

c.
During the fourth quarter of 2012, and in order to meet the profitability plan in 2013 the Company initiated a restructuring plan to improve its operating efficiency. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan. The total restructuring costs in 2012 associated with exiting activities of the Company were $ 4,608, recorded in operating expenses, as restructuring costs. As of December 31, 2013, the total liability balance for the restructuring plan was $ 206.

During the fourth quarter of 2013, the Company initiated a restructuring plan to reduce its operating cost and improve its efficiency, mainly by realigning teams on enhancing the newly released IP-20 platform, consolidating or relocating certain offices and reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan and facilities related expenses for office closing and consolidations. The total restructuring costs in 2013 associated with exiting activities of the Company were $ 9,345, recorded in operating expenses, as restructuring costs. As of December 31, 2013, the total liability balance for the restructuring plan was $ 5,375.

d.	Liquidity and Capital Resources

In March 2013, the Company entered into a syndicated credit agreement (the "Credit Facility") with four financial institutions. Such agreement provides the Company with revolving credit facilities in the form of loans and bank guarantees, under which an aggregate sum of up to $ 73,500 of credit loans and up to $ 40,200 of bank guarantees shall be available. The Credit Facilities shall terminate, and all borrowings shall be repaid, upon March 14, 2016. Repayment may be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company. The financial covenants are mainly based on financial ratios that are related to the Company's total shareholders' equity, financial debt, trade receivables balance and working capital (For further information, see note 10). As of December 31, 2013 the Company utilized $ 57,226 out of $ 73,500 of available credit lines from several banks.

During the year ended December 31, 2013, the Company incurred operating losses and negative cash flows from operating activities amounting to $26,921 and $29,512 respectively. As of December 31, 2013, the Company had $52,337 in cash and cash equivalents, short term bank deposits and short and long-term marketable securities, out of which $6,397 is located in Venezuela. This country is regulated for foreign currency exchange which impairs the availability of that cash outside of the country.

During the fourth quarter of 2013, the Company announced that it will realign its operations, reduce head count and undertake other cost reduction measures in order to improve profitability. Furthermore, the Company has amended its Credit Facility arrangements to adjust the financial covenants and applicable interest rates to better reflect new operational results of the Company.

Subsequent to the balance sheet date, the Company has further amended its Credit Facility arrangements to adjust the financial covenants and applicable interest rates and fees. The new amendment shall be applied until October 1, 2014, except for certain financial covenants which shall be applied until March 31, 2015. Subsequently, the original covenants will be restored. According to the new amendment, the available loan facilities shall be reduced by $ 5,000 on January 1, 2015 and by additional $ 5,000 on April 1, 2015. Additionally, in case where the Company will not comply with a certain covenant in the third quarter of 2014, the available loan facilities will be reduced by $ 5,000 starting October 1, 2014 instead of April, 2015. As of the date of the financial statements the Company meets the covenants in the Credit Facility, and expects to continue to meet them based on the agreed amendments.

In November 2013, the Company completed a public offering of its shares on NASDAQ. Total net proceeds from the issuance amounted to approximately $34,959 (see also note 14b.). We believe that current cash and cash equivalent balances, short-term bank deposits and short-term marketable securities will be sufficient for our requirements through at least the next 12 months.